Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 36,242	$ 32,647
Fixed assets, net	8,293	8,475
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	36,242	32,647
Fixed assets, net	8,293	8,475
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	16,698	15,713
Fixed assets, net	3,856	3,831
Operating Segments [Member] | North America [Member] | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	8,612	8,210
Fixed assets, net	1,686	1,610
Operating Segments [Member] | North America [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,253	4,144
Fixed assets, net	960	974
Operating Segments [Member] | North America [Member] | Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,833	3,359
Fixed assets, net	1,210	1,247
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	15,431	14,472
Fixed assets, net	3,416	3,733
Operating Segments [Member] | Europe [Member] | Austria
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	7,661	6,817
Fixed assets, net	771	867
Operating Segments [Member] | Europe [Member] | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,989	4,366
Fixed assets, net	972	1,095
Operating Segments [Member] | Europe [Member] | Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	931	912
Fixed assets, net	274	293
Operating Segments [Member] | Europe [Member] | Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	610	535
Fixed assets, net	220	221
Operating Segments [Member] | Europe [Member] | Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	371	345
Fixed assets, net	110	120
Operating Segments [Member] | Europe [Member] | Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	331	323
Fixed assets, net	79	82
Operating Segments [Member] | Europe [Member] | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	344	292
Fixed assets, net	208	214
Operating Segments [Member] | Europe [Member] | Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	296	256
Fixed assets, net	237	265
Operating Segments [Member] | Europe [Member] | Turkey
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	293	247
Fixed assets, net	6	9
Operating Segments [Member] | Europe [Member] | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	262	142
Fixed assets, net	58	62
Operating Segments [Member] | Europe [Member] | Slovakia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	204	126
Fixed assets, net	273	283
Operating Segments [Member] | Europe [Member] | Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	139	111
Fixed assets, net	208	222
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,702	2,031
Fixed assets, net	965	853
Operating Segments [Member] | Asia Pacific [Member] | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,534	1,921
Fixed assets, net	875	758
Operating Segments [Member] | Asia Pacific [Member] | India
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	147	79
Fixed assets, net	83	89
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	21	31
Fixed assets, net	7	6
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	411	431
Fixed assets, net	$ 56	$ 58